Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expenses [Line Items]
Total	$ 1,560,527
Selling expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total	1,553
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total	1,556,761
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total	$ 2,213